LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Components Of Lease Expense
The components of operating lease expense were as follows:

Years Ended December 31,	2023	2022	2021
Lease cost	$112,195	$101,578	$90,742
Short-term lease cost	10,102	10,226	9,598
Variable lease cost	1,773	1,840	1,868
Sublease income	(436)	(373)	(332)

	$123,634	$113,271	$101,876

Summary Of Balance Sheet Information Related To Leases
Supplemental balance sheet information related to operating leases were as follows:

December 31,	2023	2022
ROU assets	$368,748	$317,314

Current portion of operating lease liabilities	$95,587	$87,120
Operating lease liabilities	276,913	232,144

Total operating lease liabilities	$372,500	$319,264

Weighted Average Remaining Lease Term (in years)	4.8 years	4.8 years
Weighted Average Discount Rate	4.91%	3.85%

Summary Of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases were as follows:

Years Ended December 31,	2023	2022	2021
Operating cash flows for the measurement of operating lease liabilities	$110,614	$100,092	$91,063
Operating lease ROU assets obtained in exchange for operating lease obligations	$148,196	$140,704	$141,198

Maturities Of Operating Lease Liabilities
At December 31, 2023, maturities of operating lease liabilities over each of the next five years and thereafter were as follows:

2024	$111,590
2025	95,946
2026	77,896
2027	51,703
2028	32,610
Thereafter	50,528

Total lease payments	420,273
Less imputed interest	47,773

Total lease liability	$372,500